CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 13,249,945	$ 9,361,270
Prepaid expenses	465,244	2,173,528
Other current assets	99,543	90,301
Total current assets	13,814,732	11,625,099
Patent acquisition costs, net	16,880	22,929
Total assets	13,831,612	11,648,028
Current liabilities:
Accounts payable	946,658	1,788,563
Accrued expenses	3,148,090	3,184,883
Warrant liability	7,852,000	0
Other liability	94,118	0
Liability related to deposits received for share subscriptions	0	1,120,000
Total liabilities	12,040,866	6,093,446
Commitments and contingencies
Shareholders' equity:
Share capital of $0.0001 par value Authorized: 15,000,000,000 ordinary shares; issued and outstanding: 7,444,917,123 and 4,759,731,923 at December 31, 2022 and December 31, 2021, respectively	744,492	475,973
Additional paid-in capital	167,076,392	153,130,813
Capital redemption reserve	52,193,811	52,193,811
Accumulated other comprehensive loss	(770,839)	(540,967)
Accumulated deficit	(217,453,110)	(199,705,048)
Total shareholders' equity	1,790,746	5,554,582
Total liabilities and shareholders' equity	$ 13,831,612	$ 11,648,028